Fair Value Measurements - Estimated Fair Values of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Estimated fair values of debt instruments	$ 1,767,900	$ 1,668,700
2007 Notes [Member]
Estimated fair values of debt instruments	771,600	1,200,000
2010 Notes [Member]
Estimated fair values of debt instruments	505,600	468,700
2012 Notes [Member]
Estimated fair values of debt instruments	$ 490,700